UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------------------

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: North Sound Capital LLC

Address: 20 Horseneck Lane
         Greenwich, CT  06830

Form 13F File Number: 028-10178
                      ---------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                                                          ---------------------

Name: Andrew David

Title: General Counsel

Phone: 203-340-5700

Signature, Place, and Date of Signing:

 /s/ Andrew David         Greenwich, Connecticut               August 14, 2007
------------------        ----------------------              -----------------
   Andrew David               City, State                            Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F-HR Information Table Entry Total: 39 Items

Form 13F-HR Information Table Value Total: $738,488.23 (thousands)

List of Other Included Managers: Not Applicable

                                                                    M.V.   SHARE OR PRN SH/PRN  Investment Other    Voting
DESCRIPTION                      Id Cusip  TITLE OF CLASS         (*1000)    Quantity  PUT/CALL Discretion Managers Authority
-----------                      --------  --------------       ----------  ------------ ------ ---------- -------- ------------
APPLE COMPUTER INC	         037833100   COM	         18,306.00	150000	 SH 	DEFINED	  N/A	    SHARED
ACORN INTERNATIONAL INC - ADR	 004854105   SPON ADR	         10,885.50	450000	 SH	DEFINED	  N/A	    SHARED
ACTIVISION INC	                 004930202   COM NEW	         28,005.00     1500000	 SH	DEFINED	  N/A	    SHARED
AGRIUM INC	                 008916108   COM	         11,593.75	265000	 SH	DEFINED	  N/A	    SHARED
ALPHA NATURAL RESOURCES INC	 02076X102   COM	         23,492.70     1130000	 SH	DEFINED	  N/A	    SHARED
ALPHA NATURAL RESOURCES INC	 02076X102   COM	         2,000.00	 10000	 CALL	DEFINED	  N/A	    SHARED
AMERICA MOVIL-ADR SERIES L	 02364W105   Spon ADR L SHS	 18,579.00	300000	 SH	DEFINED	  N/A	    SHARED
ANALOG DEVICES INC	         032654105   COM	         16,938.00	450000	 SH	DEFINED	  N/A	    SHARED
ANNTAYLOR STORES CORP	         036115103   COM	         35,420.00     1000000	 SH	DEFINED	  N/A	    SHARED
ARCADIA RESOURCES INC	         039209101   COM	         11,606.56     9285244	 SH	DEFINED	  N/A	    SHARED
BALLY TECHNOLOGIES INC	         05874B107   COM	         19,815.00	750000	 SH	DEFINED	  N/A	    SHARED
CITIGROUP INC	                 172967101   COM	            662.50	  5000	 CALL	DEFINED	  N/A	    SHARED
COGNIZANT TCHNLGY SOLUTIONS CORP 192446102   CL A	         22,500.00	300000	 SH	DEFINED	  N/A	    SHARED
CORNING INC	                 219350105   COM	         25,550.00     1000000	 SH	DEFINED	  N/A	    SHARED
CVS CAREMARK CORPORATION	 126650100   COM	         84,290.63     2312500	 SH	DEFINED	  N/A	    SHARED
CVS CAREMARK CORPORATION	 126650100   COM	            348.75	  4500	 CALL	DEFINED	  N/A	    SHARED
EMC CORP/MASS	                 268648102   COM	         27,150.00     1500000	 SH	DEFINED	  N/A	    SHARED
FORD MOTOR CO CAP TR II	         345395206   PFD TR CV6.5%	  4,517.88	117500	 SH	DEFINED	  N/A	    SHARED
ICICI BANK LTD	                 45104G104   ADR	          5,986.47	121800	 SH	DEFINED	  N/A	    SHARED
JP MORGAN CHASE & CO	         46625H100   COM	            240.00	  2000	 PUT	DEFINED	  N/A	    SHARED
LAS VEGAS SANDS CORP	         517834107   COM	            675.00	  1500	 PUT	DEFINED	  N/A	    SHARED
MACY'S INC	                 55616P104   COM	          1,005.00	  5000	 PUT	DEFINED	  N/A	    SHARED
MARVELL TECHNOLOGY GROUP LTD	 G5876H105   ORD	         18,210.00     1000000	 SH	DEFINED	  N/A	    SHARED
MASTERCARD INC-CLASS A	         57636Q104   CL A	         56,395.80	340000	 SH	DEFINED	  N/A	    SHARED
NATIONAL COAL CORP	         632381208   COM NEW	          7,770.66     1585849	 SH	DEFINED	  N/A	    SHARED
NAVIOS MARITIME HOLDINGS INC	 Y62196103   COM	         15,764.40     1305000	 SH	DEFINED	  N/A	    SHARED
NII HOLDINGS INC	         62913F201   CL B NEW	         24,222.00	300000	 SH	DEFINED	  N/A	    SHARED
NVIDIA CORP	                 67066G104   COM	         10,327.50	250000	 SH	DEFINED	  N/A	    SHARED
PENN NATIONAL GAMING INC	 707569109   COM	         21,031.50	350000	 SH	DEFINED	  N/A	    SHARED
QUALCOMM	                 747525103   COM	         32,542.50	750000	 SH	DEFINED	  N/A	    SHARED
SHAW GROUP INC	                 820280105   COM	         13,887.00	300000	 SH	DEFINED	  N/A	    SHARED
SHAW GROUP INC	                 820280105   COM	            730.00	  2000	 CALL	DEFINED	  N/A	    SHARED
SINA CORP	                 G81477104   ORD	         31,395.00	750000	 SH	DEFINED	  N/A	    SHARED
SPIRIT AEROSYSTEMS HOLD-CL A	 848574109   COM CL A	         20,548.50	570000	 SH	DEFINED	  N/A	    SHARED
SUNTECH POWER HOLDINGS - ADR	 86800C104   ADR	         16,411.50	450000	 SH	DEFINED	  N/A	    SHARED
TAKE-TWO INTERACTIVE SOFTWARE	 874054109   COM	         27,958.00     1400000	 SH	DEFINED	  N/A	    SHARED
THERMO FISHER SCIENTIFIC INC.	 883556102   COM	         28,446.00	550000	 SH	DEFINED	  N/A	    SHARED
TRANSMERIDIAN EXPLORATION INC	 89376N108   COM	         17,371.39     9870108	 SH	DEFINED	  N/A	    SHARED
UNION PACIFIC CORP	         907818108   COM	         25,908.75	225000	 SH	DEFINED	  N/A	    SHARED

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